Annual Total Returns- Vanguard Institutional Target Retirement 2055 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2055 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	8.94%	21.47%	(7.84%)	25.06%	16.36%